Tax liabilities	12 Months Ended
Dec. 31, 2023
Tax liabilities
Tax liabilities	Tax liabilities

	12/31/2023	12/31/2022
Income tax and social contribution	287,978	114,493
PIS/COFINS	27,717	20,542
INSS/FGTS	19,392	14,842
Others	28,175	16,988
Total	363,262	166,865